Note 3 - Going Concern and Management's Plans (Details Textual) - USD ($) $ in Thousands	3 Months Ended							9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Apr. 02, 2024
Net Income (Loss) Attributable to Parent	$ (2,749)	$ (12,024)	$ 10,219		$ (4,425)	$ (6,601)	$ (4,111)	$ (4,554)	$ (15,137)	$ (20,291)	$ (39,208)
Goodwill, Impairment Loss	0				$ 0	$ 2,600	$ 500	0	3,058	3,058	12,624
Impairment of Intangible Assets (Excluding Goodwill), Total										0	6,820
Deferred Income Tax Expense (Benefit), Total										0	(1,367)
Retained Earnings (Accumulated Deficit)	(848,806)			$ (844,823)				(848,806)		(844,823)	(824,532)
Proceeds from Issuance of Common Stock								1,367	$ 0	755	4,253
Cash and Cash Equivalents, at Carrying Value	2,300			4,319				2,300		4,319	6,172
Liabilities, Current	$ 14,426			$ 3,996				$ 14,426		$ 3,996	$ 2,457
Senior Convertible Notes [Member]
Convertible Debt												$ 1,350
Forecast [Member] | Senior Convertible Notes [Member]
Convertible Debt												$ 1,500
ATM Program [Member]
Stock Issued During Period, Shares, New Issues (in shares)				47,132				143,120			11,491
Proceeds from Issuance of Common Stock				$ 800				$ 1,400			$ 4,300
ATM Program [Member] | Forecast [Member]
Stock Issued During Period, Shares, New Issues (in shares)			143,120
Proceeds from Issuance of Common Stock			$ 1,400
ATM Program [Member] | Subsequent Event [Member]
Stock Issued During Period, Shares, New Issues (in shares)			143,120
Proceeds from Issuance of Common Stock			$ 1,400
Rostafuroxin Drug Candidate [Member]
Impairment of Intangible Assets (Excluding Goodwill), Total											6,800
Deferred Income Tax Expense (Benefit), Total											$ (1,400)